Operating Segmentation	6 Months Ended
Apr. 30, 2019
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Operating Segmentation

Note 13: Operating Segmentation

Operating Groups

We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (“P&C”) (comprised of Canadian Personal and Commercial Banking (“Canadian P&C”) and U.S. Personal and Commercial Banking (“U.S. P&C”)), Wealth Management and BMO Capital Markets (“BMO CM”), along with a Corporate Services unit.

For additional information refer to Note 25 of the consolidated financial statements for the year ended October 31, 2018 on pages 203 to 205 of the Annual Report.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended April 30, 2019	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	1,407	1,035	230	599	(136)	3,135
Non-interest revenue	514	281	1,612	630	41	3,078
Total Revenue	1,921	1,316	1,842	1,229	(95)	6,213
Provision for (recovery of) credit losses on impaired loans	122	18	(1)	12	(1)	150
Provision for credit losses on performing loans	16	5	1	3	1	26
Total Provision for credit losses	138	23	-	15	-	176
Insurance claims, commissions and changes in policy benefit liabilities	-	-	561	-	-	561
Amortization	84	117	64	38	-	303
Non-interest expense	868	658	818	849	99	3,292
Income (loss) before taxes	831	518	399	327	(194)	1,881
Provision for (recovery of) income taxes	216	112	94	78	(116)	384
Net Income	615	406	305	249	(78)	1,497
Average Assets	235,680	124,725	40,402	344,427	75,742	820,976

For the three months ended April 30, 2018	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	1,338	936	204	319	(131)	2,666
Non-interest revenue	492	269	1,380	723	50	2,914
Total Revenue	1,830	1,205	1,584	1,042	(81)	5,580
Provision for (recovery of) credit losses on impaired loans	131	66	1	(16)	(10)	172
Provision for (recovery of) credit losses on performing loans	(3)	(12)	(1)	3	1	(12)
Provision for (recovery of) credit losses	128	54	-	(13)	(9)	160
Insurance claims, commissions and changes in policy benefit liabilities	-	-	332	-	-	332
Amortization	79	115	60	31	-	285
Non-interest expense	830	596	802	640	372	3,240
Income (loss) before taxes	793	440	390	384	(444)	1,563
Provision for (recovery of) income taxes	205	92	94	98	(172)	317
Net Income	588	348	296	286	(272)	1,246
Average Assets	223,182	108,624	35,246	302,772	73,814	743,638

(Canadian $ in millions)
For the six months ended April 30, 2019	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	2,840	2,094	462	1,160	(249)	6,307
Non-interest revenue	1,035	560	3,520	1,201	107	6,423
Total Revenue	3,875	2,654	3,982	2,361	(142)	12,730
Provision for (recovery of) credit losses on impaired loans	236	33	1	13	(6)	277
Provision for (recovery of) credit losses on performing loans	22	(4)	1	17	-	36
Total provision for (recovery of) credit losses	258	29	2	30	(6)	313
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,487	-	-	1,487
Amortization	163	229	131	71	-	594
Non-interest expense	1,750	1,314	1,646	1,608	240	6,558
Income (loss) before taxes	1,704	1,082	716	652	(376)	3,778
Provision for (recovery of) income taxes	442	232	172	148	(223)	771
Net Income	1,262	850	544	504	(153)	3,007
Average Assets	233,583	122,346	39,559	342,316	82,781	820,585

For the six months ended April 30, 2018	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	2,718	1,839	404	881	(301)	5,541
Non-interest revenue	1,015	537	2,786	1,245	94	5,677
Total Revenue	3,733	2,376	3,190	2,126	(207)	11,218
Provision for (recovery of) credit losses on impaired loans	228	143	2	(17)	(10)	346
Provision for (recovery of) credit losses on performing loans	1	(42)	(3)	(1)	-	(45)
Provision for (recovery of) credit losses	229	101	(1)	(18)	(10)	301
Insurance claims, commissions and changes in policy benefit liabilities	-	-	693	-	-	693
Amortization	160	227	117	60	-	564
Non-interest expense	1,687	1,193	1,640	1,333	508	6,361
Income (loss) before taxes	1,657	855	741	751	(705)	3,299
Provision for income taxes	423	197	179	194	87	1,080
Net Income	1,234	658	562	557	(792)	2,219
Average Assets	222,402	106,383	34,755	299,031	72,846	735,417

(1)	Corporate Services includes Technology and Operations.

We analyze revenue on a taxable equivalent basis (“teb”) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).